Restricted Net Assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Restricted Net Assets
Restricted net assets	¥ 21,178,233		¥ 20,097,175
Statutory reserves	866,714	$ 123,938	758,472
Statutory surplus reserve
Restricted Net Assets
Statutory reserves	¥ 866,714		¥ 758,472
PRC
Restricted Net Assets
Required minimum percentage of annual appropriations to general reserve fund or statutory surplus fund	10.00%
PRC | Foreign invested enterprise | General reserve fund
Restricted Net Assets
Required minimum percentage of annual appropriations to general reserve fund	10.00%
Maximum percentage of statutory general reserve related to entity's registered capital	50.00%
PRC | Domestic enterprise | Statutory surplus reserve
Restricted Net Assets
Required minimum percentage of annual appropriations to statutory surplus fund	10.00%
Maximum percentage of statutory surplus reserve related to entity's registered capital	50.00%